General Information and Basis of Presentation (Details) MT in Thousands		1 Months Ended	6 Months Ended
	Aug. 20, 2024 m³	Sep. 30, 2022 vessel m³	Jun. 30, 2025 vessel MT m³	Dec. 31, 2024
Schedule Of Description Of Business [Line Items]
Number of vessels | vessel			58
Vessels cargo capacity (in cbm)	48,500
Enterprise Navigator Ethylene Terminal L.L.C. ("Export Terminal Joint Venture")
Schedule Of Description Of Business [Line Items]
Ownership percentage			50.00%	50.00%
Exporting capacity per year (in excess) | MT			1,550
Ethylene
Schedule Of Description Of Business [Line Items]
Number of vessels | vessel			27
2018-built ethylene
Schedule Of Description Of Business [Line Items]
Number of vessels | vessel		2
Vessels cargo capacity (in cbm)		17,000
2019-built ethylene
Schedule Of Description Of Business [Line Items]
Number of vessels | vessel		3
Vessels cargo capacity (in cbm)		22,000
Minimum
Schedule Of Description Of Business [Line Items]
Vessels cargo capacity (in cbm)			3,770
Maximum
Schedule Of Description Of Business [Line Items]
Vessels cargo capacity (in cbm)			38,000